Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497(j)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

June 15, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                           The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the form of Prospectus for Class A and P shares of the UBS Multi Income Bond Fund and the Statement of Additional Information for the UBS U.S. Small Cap Growth Fund and UBS Multi Income Bond Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 153/154 to the Registration Statement of the Trust, which was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on June 13, 2022, pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

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